Workers' Compensation And Black Lung	12 Months Ended
Dec. 31, 2013
Workers' Compensation And Black Lung [Abstract]
Workers' Compensation And Black Lung

12. WORKERS’ COMPENSATION AND BLACK LUNG

Certain of the Partnership’s subsidiaries are liable under federal and state laws to pay workers’ compensation and coal workers’ black lung benefits to eligible employees, former employees and their dependents. The Partnership currently utilizes an insurance program and state workers’ compensation fund participation to secure its on-going obligations depending on the location of the operation. Premium expense for workers’ compensation benefits is recognized in the period in which the related insurance coverage is provided.

Commencing with the December 31, 2013 reporting period, the Partnership’s black lung benefit liability is calculated using the service cost method that considers the calculation of the actuarial present value of the estimated black lung obligation. The Partnership had previously accounted for its black lung benefit liability using an event driven approach under ASC 450, Contingencies. It was determined the Partnership should have accounted for its black lung benefit liability using a service cost approach under ASC 710, Compensation-General, because this approach matches black lung costs over the service lives of the miners who ultimately receive black lung benefits.  All prior period information for black lung expense and benefit liability presented in the consolidated financial statements and in this Note has been revised using the service cost method. As of December 31, 2010, this correction resulted in a decrease in partners’ capital of $5.8 million from amounts previously reported. The correction also resulted in a decrease in net income of approximately $0.7 million and approximately $0.8 million for 2012 and 2011, respectively, from amounts previously reported.

The Partnership’s actuarial calculations using the service cost method for its black lung benefit liability are based on numerous assumptions including disability incidence, medical costs, mortality, death benefits, dependents and interest rates. The Partnership’s liability for traumatic workers’ compensation injury claims is the estimated present value of current workers' compensation benefits, based on actuarial estimates. The Partnership’s actuarial estimates for its workers’ compensation liability are based on numerous assumptions including claim development patterns, mortality, medical costs and interest rates. The discount rate used to calculate the estimated present value of future obligations for black lung was 5.0% and 4.0%, respectively, for December 31, 2013 and 2012 and for workers' compensation was 2.0% at December 31, 2013 and 2012.

The black lung and workers' compensation expenses for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
Black lung benefits:	(in thousands)
Service cost	$ 736	$ 1,215	$ 156
Interest cost	469	466	110
Actuarial (gain)/loss	(1,584)	693	1,231
Total black lung	(379)	2,374	1,497
Workers' compensation expense	2,743	1,018	4,049
Total expense	$ 2,364	$ 3,392	$ 5,546

The changes in the black lung benefit liability for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Benefit obligations at beginning of year	$ 8,513	$ 6,392	$ 5,055
Service cost	736	1,215	156
Interest cost	469	466	110
Actuarial (gain)/loss	(1,584)	693	1,231
Benefits and expenses paid	(883)	(253)	(160)
Benefit obligations at end of year	$ 7,251	$ 8,513	$ 6,392

The classification of the amounts recognized for the Partnership’s workers’ compensation and black lung benefits liability as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
	(in thousands)
Black lung claims	$ 7,251	$ 8,513
Workers' compensation claims	10,159	9,846
Total obligations	$ 17,410	$ 18,359
Less current portion	(1,190)	(1,784)
Non-current obligations	$ 16,220	$ 16,575

The balance for workers’ compensation claims as of December 31, 2013 and 2012 consisted of $4.3 million and $3.8 million, respectively, that is the primary obligation of the Partnership, but this amount is also due from the Partnership’s insurance providers, which is included in Note 8 as non-current receivables, based on the Partnership’s workers’ compensation insurance coverage. The Partnership presents this amount on a gross asset and liability basis since a right of setoff does not exist per the accounting guidance in ASC Topic 210. This presentation has no impact on the Partnership’s results of operations or cash flows.